Debt (Details Narrative) (10-K) - USD ($)			1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 05, 2021	Jul. 02, 2020	Feb. 28, 2021	Dec. 31, 2020	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019
Stock issued during period value						$ 346,010		$ 7,000	$ 2,010,367
Proceeds from debt						623,828		548,885
Convertible Promissory Notes [Member]
Proceeds from issuance of unsecured debt								$ 1,330,000
Debt instrument term								3 years
Stock issued during period shares								45,000
Stock issued during period value								$ 170,000
Interest expense debt								$ 24,000
Debt interest payment description								During the third year of the Notes, interest will be paid monthly in either cash or Company common stock (at a fixed price of $4.50/share) at the Note holder's option on any unpaid principal outstanding.
Debt conversion converted instrument shares								295,000
Debt maturity date								Dec. 31, 2022
Convertible Promissory Notes [Member]
Proceeds from issuance of unsecured debt	$ 1,475,000							$ 1,330,000
Debt instrument term	2 years							3 years
Debt instrument face amount						$ 1,330,000
Stock issued during period shares	44,000					332,000		45,000
Share issued price per share	$ 5.00							$ 4.50
Stock issued during period value	$ 192,000					$ 1,220,000		$ 170,000
Original issue discount on notes						$ 96,900		$ 149,000
Debt instrument interest rate percentage	10.00%							10.00%
Debt instrument conversion price per share	$ 5.00					$ 4.00		$ 4.50
Debt interest payment description								During the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion.
Debt conversion converted instrument shares	295,000							295,000
Debt maturity date	Mar. 05, 2023
Convertible Promissory Notes [Member] | Subsequent Event [Member]
Proceeds from issuance of unsecured debt	$ 1,475,000
Debt instrument term	2 years
Debt instrument face amount				$ 1,330,000
Stock issued during period shares	44,000
Share issued price per share	$ 5.00
Stock issued during period value	$ 222,000
Debt instrument interest rate percentage	10.00%
Debt instrument conversion price per share	$ 5.00			$ 4.00
Debt conversion converted instrument shares	295,000			300,000
Debt maturity date	Mar. 05, 2023
Debt conversion converted instrument amount		$ 1,220,000		$ 1,220,000
Convertible Promissory Notes [Member] | First Two Years of Interest Prepayment [Member]
Stock issued during period shares								57,000
Share issued price per share								$ 4.50
Stock issued during period value								$ 258,000
Convertible Promissory Notes [Member] | Executives and Independent Members [Member]
Debt instrument face amount								$ 200,000
Paycheck Protection Program [Member]
Debt instrument interest rate percentage			1.00%
Proceeds from debt			$ 620,000		$ 550,000
Paycheck Protection Program [Member] | Subsequent Event [Member]
Debt instrument interest rate percentage			1.00%
Proceeds from debt			$ 620,000
Economic Injury Disaster Loan [Member]
Proceeds from debt					$ 10,000